UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farm Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.  Schedule of Investments.

Wright International Blue Chip Equities Fund (WIBC)
____________________________
Portfolio of Investments - As of September 30, 2010 (Unaudited)

		Shares	Value

	EQUITY INTERESTS - 96.9%

	AUSTRALIA - 4.9%
	BHP Billiton, Ltd.	19,560	$ 736,915
	Commonwealth Bank of Australia	10,069	498,872
	QBE Insurance Group, Ltd.	16,478	275,380
	Rio Tinto, Ltd.	10,154	754,773
	Westpac Banking Corp.	11,652	262,195
			$ 2,528,135

	BELGIUM - 1.2%
	Delhaize Group SA	8,286	$ 601,801

	CANADA - 8.0%
	Agrium, Inc.	2,965	$ 223,130
	Bank of Nova Scotia	8,736	467,691
	Canadian National Railway Co.	4,205	269,717
	CGI Group, Inc. - Class A*	42,727	645,164
	Manulife Financial Corp.	15,222	192,603
	Power Financial Corp.	11,041	313,197
	Sino-Forest Corp.*	25,681	429,081
	Teck Resources, Ltd. - Class B	8,535	352,099
	Toronto-Dominion Bank (The)	14,128	1,025,325
	Westshore Terminals Income Fund	11,089	223,866
			$ 4,141,873

	CHINA- 3.0%
	Baidu, Inc., ADR*	4,578	$ 469,794
	China Railway Construction Corp., Ltd.	180,000	242,065
	ENN Energy Holdings, Ltd.	54,000	155,116
	Foxconn International Holdings, Ltd.*	219,000	160,797
	Shandong Chenming Paper Holdings, Ltd.	304,500	280,840
	Sinopharm Group Co. - Class H	59,600	246,056
			$ 1,554,668

	DENMARK- 1.5%
	Carlsberg A/S - Class B	7,423	$ 775,113

	FINLAND - 0.9%
	Metso OYJ	4,046	$ 185,704
	Nokian Renkaat OYJ	8,247	283,609
			$ 469,313

	FRANCE - 7.2%
	BNP Paribas	11,741	$ 836,224
	Bouygues SA	9,190	395,017
	PPR	1,971	319,534
	Schneider Electric SA	2,446	310,587
	Societe Generale	4,407	254,195
	Technip SA	3,442	277,195
	Total SA	12,236	631,517
	Vallourec SA	5,557	552,822
	Vinci SA	3,108	156,017
			$ 3,733,108

	GERMANY - 5.2%
	Adidas AG	3,908	$ 242,325
	Allianz SE	1,914	216,617
	BASF SE	11,309	717,916
	Bayer AG	5,615	392,096
	Deutsche Bank AG	3,089	169,296
	Henkel AG & Co. KGaA (Preferred Stock)	6,644	357,691
	Muenchener Rueckversicherungs AG	2,713	375,972
	Siemens AG	2,248	238,091
			$ 2,710,004

	HONG KONG - 4.3%
	ASM Pacific Technology, Ltd.	17,200	$ 153,318
	Cheung Kong Holdings, Ltd.	21,000	318,116
	Esprit Holding, Ltd.	50,400	273,320
	Guangdong Investment, Ltd.	492,000	256,673
	Hong Kong Exchanges & Clearing, Ltd.	17,300	340,509
	Ports Design, Ltd.	66,000	182,360
	Techtronic Industries Co.	179,000	175,929
	Texwinca Holdings, Ltd.	238,000	271,319
	Xinyi Glass Holding Co., Ltd.	440,000	271,486
			$ 2,243,030

	ISRAEL - 1.0%
	Bezeq Israeli Telecommunication Corp., Ltd.	106,636	$ 266,396
	Teva Pharmaceutical Industries, Ltd., ADR	4,204	221,761
			$ 488,157

	ITALY - 4.4%
	Enel SpA	151,789	$ 810,240
	ENI SpA (Azioni Ordinarie)	48,235	1,042,413
	Saipem SpA	10,293	412,848
			$ 2,265,501

	JAPAN - 15.8%
	Asahi Glass Co., Ltd.	18,000	$ 183,361
	Asics Corp.	14,000	142,614
	Astellas Pharma, Inc.	16,818	606,970
	Daito Trust Construction Co., Ltd.	4,000	238,927
	Fanuc, Ltd.	1,700	216,316
	Honda Motor Co., Ltd.	8,000	283,744
	ITOCHU Corp.	104,300	953,857
	JGC Corp.	15,000	260,175
	Makita Corp.	16,400	519,641
	Marubeni Corp.	84,000	474,599
	Mitsubishi Corp.	34,900	827,590
	Mitsui & Co., Ltd.	55,700	828,099
	Nidec Corp.	2,800	248,695
	Nippon Electric Glass Co., Ltd.	26,000	354,178
	Nippon Telegraph & Telephone Corp.	7,400	322,875
	Nitto Denko Corp.	4,200	164,149
	Obic Co., Ltd.	1,060	200,225
	Omron Corp.	11,200	254,192
	Shimamura Co., Ltd.	6,500	603,005
	Shionogi & Co., Ltd.	7,600	139,009
	USS Co., Ltd.	2,160	161,082
	Yamada Denki Co., Ltd.	3,350	207,721
			$ 8,191,024

	NETHERLANDS - 1.6%
	Koninklijke Vopak NV	5,442	$ 260,104
	Mediq NV	7,766	134,541
	Royal Dutch Shell PLC - Class B	14,925	436,745
			$ 831,390

	NEW ZEALAND - 0.3%
	Fletcher Building, Ltd.	29,385	$ 174,210

	NORWAY - 1.1%
	Telenor ASA	35,678	$ 561,105

	RUSSIA - 0.4%
	Lukoil OAO, ADR	3,435	$ 194,764

	SINGAPORE - 2.9%
	Jardine Cycle & Carriage, Ltd.	34,000	$ 1,015,851
	Oversea-Chinese Banking Corp., Ltd.	71,000	477,706
			$ 1,493,557

	SOUTH AFRICA - 0.5%
	Sasol, Ltd., ADR	5,787	$ 259,200

	SOUTH KOREA - 0.5%
	POSCO, ADR	2,396	$ 273,096

	SPAIN - 5.7%
	Banco Bilbao Vizcaya Argentaria SA	17,131	$ 231,651
	Banco Bilbao Vizcaya Argentaria SA, ADR	15,933	214,777
	Banco Santander SA	47,748	607,334
	Banco Santander SA, ADR	40,169	508,540
	Mapfre SA	67,248	204,913
	Telefonica SA	47,697	1,182,832
			$ 2,950,047

	SWEDEN - 2.8%
	SKF AB - Class B	17,013	$ 391,798
	Svenska Handelsbanken AB - Class A	20,213	663,401
	TeliaSonera AB	47,153	382,518
			$ 1,437,717

	SWITZERLAND - 6.3%
	Credit Suisse Group AG	6,177	$ 265,555
	Holcim, Ltd.	2,215	143,064
	Nestle SA	19,881	1,065,326
	Novartis AG	9,428	543,802
	Roche Holding AG	1,402	192,588
	Swatch Group AG (The) - Class B	1,330	503,302
	Swiss Reinsurance Co., Ltd.	5,628	248,232
	Zurich Financial Services AG (Inhaberktie)	1,218	287,124
			$ 3,248,993

	UNITED ARAB EMIRATES - 0.4%
	Dragon Oil PLC*	29,194	$ 202,532

	UNITED KINGDOM - 17.0
	Anglo American PLC	6,305	$ 250,919
	AstraZeneca PLC	23,659	1,205,509
	Aviva PLC	114,764	721,391
	BAE Systems PLC	52,213	281,635
	Barclays PLC (Ordinary)	110,428	521,342
	BHP Billiton PLC	21,763	694,457
	BP PLC	165,694	1,116,989
	British American Tobacco PLC	8,243	308,432
	Carnival PLC	8,131	320,577
	Centrica PLC	40,435	206,126
	Ensco PLC, ADR	5,113	228,704
	Eurasian Natural Resources Corp. PLC	10,000	144,737
	Investec PLC	60,575	485,384
	Lloyds Banking Group PLC*	244,141	285,153
	Man Group PLC	64,629	223,137
	Sage Group PLC (The)	51,855	225,773
	Standard Chartered PLC	12,619	363,101
	Vodafone Group PLC	250,289	619,611
	WPP PLC	25,189	279,636
	Xstrata PLC	16,233	311,564
			$ 8,794,177

TOTAL EQUITY INTERESTS - 96.9% (identified cost, $43,173,340)			$ 50,122,515

	INVESTMENT COMPANIES - 3.6%

	iShares MSCI Brazil Index Fund	10,462	$ 804,842
	iShares MSCI Emerging Markets Index Fund	23,433	1,049,095

TOTAL INVESTMENT COMPANIES - 3.6% (identified cost, $1,596,920)			$ 1,853,937

	SHORT-TERM INVESTMENTS - 0.0%

	Fidelity Government Fund, 0.05%	8,906	$ 8,906

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $8,906)			$ 8,906

TOTAL INVESTMENTS - 100.5% (identified cost, $44,779,166)			$ 51,985,358

OTHER ASSETS, LESS LIABILITIES - (0.5%)			(250,113)

NET ASSETS - 100.0%			$ 51,735,245

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.

The Fund did not have any financial instruments outstanding at September 30, 2010.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 8,491,747

	Gross unrealized depreciation		(1,285,555)

	Net unrealized appreciation		$ 7,206,192

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$ 50,122,515	$ -	$ -	$ 50,122,515
Investment Companies	1,853,937	-	-	1,853,937
Short-Term Investments	8,906	-	-	8,906
Total Investments	$ 51,985,358	$ -	$ -	$ 51,985,358

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.

Wright Major Blue Chip Equities Fund (WMBC)
____________________________
Portfolio of Investments - As of September 30, 2010 (Unaudited)

		Shares	Value

	EQUITY INTERESTS - 101.5%

	AEROSPACE - 4.3%
	General Dynamics Corp.	3,995	$ 250,926
	Honeywell International, Inc.	4,565	200,586
	Northrop Grumman Corp.	3,360	203,717
	Raytheon Co.	2,815	128,674
	United Technologies Corp.	1,900	135,337
			$ 919,240

	AUTOMOBILES & COMPONENTS - 1.0%
	Ford Motor Co.*	11,340	$ 138,802
	Johnson Controls, Inc.	2,175	66,337
			$ 205,139

	BANKS - 4.2%
	Bank of America Corp.	18,085	$ 237,094
	US Bancorp	8,205	177,392
	Wells Fargo & Co.	18,920	475,460
			$ 889,946

	CAPITAL GOODS - 3.1%
	3M Co.	2,175	$ 188,594
	General Electric Co.	29,550	480,188
			$ 668,782

	COMMUNICATIONS EQUIPMENT - 1.7%
	Harris Corp.	5,560	$ 246,252
	L-3 Communications Holdings, Inc.	1,790	129,363
			$ 375,615

	COMPUTERS & PERIPHERALS - 12.3%
	Apple, Inc.*	3,755	$ 1,065,481
	Hewlett-Packard Co.	15,655	658,606
	International Business Machines Corp.	6,785	910,140
			$ 2,634,227

	CONSUMER DURABLES & APPAREL - 0.9%
	Coach, Inc.	4,475	$ 192,246

	DIVERSIFIED FINANCIALS - 8.5%
	American Express Co.	6,205	$ 260,796
	Citigroup, Inc.*	26,380	102,882
	Fiserv, Inc.*	1,665	89,610
	Franklin Resources, Inc.	965	103,158
	Goldman Sachs Group, Inc. (The)	2,600	375,908
	JPMorgan Chase & Co.	17,780	676,885
	NASDAQ OMX Group, Inc. (The)*	5,020	97,539
	PNC Financial Services Group, Inc.	2,200	114,202
			$ 1,820,980

	ENERGY - 10.3%
	Apache Corp.	1,550	$ 151,528
	Chevron Corp.	8,100	656,505
	Diamond Offshore Drilling, Inc.	5,350	362,570
	Ensco PLC, ADR	4,590	205,311
	National Oilwell Varco, Inc.	12,935	575,219
	Peabody Energy Corp.	3,325	162,958
	Pioneer Natural Resources Co.	1,405	91,367
			$ 2,205,458

	FOOD, BEVERAGE & TOBACCO - 3.3%
	Archer-Daniels-Midland Co.	9,195	$ 293,504
	PepsiCo, Inc.	3,825	254,133
	Reynolds American, Inc.	1,740	103,339
	Whole Foods Market, Inc.*	1,750	64,942
			$ 715,918

	FOOD & STAPLES RETAILING - 0.8%
	Walgreen Co.	5,130	$ 171,855

	HEALTH CARE EQUIPMENT & SERVICES - 4.4%
	Aetna, Inc.	5,105	$ 161,369
	Coventry Health Care Inc.*	4,195	90,318
	Express Scripts, Inc.*	5,535	269,555
	Medtronic, Inc.	6,445	216,423
	UnitedHealth Group, Inc.	5,725	201,005
			$ 938,670

	HOTELS, RESTAURANTS & LEISURE - 0.6%
	Wyndham Worldwide Corp.	4,330	$ 118,945

	HOUSEHOLD DURABLES - 2.1%
	Procter & Gamble Co. (The)	7,600	$ 455,772

	INSURANCE - 5.1%
	Aflac, Inc.	5,615	$ 290,352
	Chubb Corp.	7,975	454,495
	CIGNA Corp.	2,125	76,033
	MetLife, Inc.	2,420	93,049
	Unum Group	7,810	172,991
			$ 1,086,920

	MATERIALS - 3.9%
	Ball Corp.	1,645	$ 96,808
	EI du Pont de Nemours & Co.	5,085	226,893
	Freeport-McMoRan Copper & Gold, Inc.	3,945	336,864
	Pactiv Corp.*	3,580	118,068
	PPG Industries, Inc.	865	62,972
			$ 841,605

	MEDIA - 4.5%
	Comcast Corp. - Class A	14,805	$ 267,674
	DIRECTV - Class A*	11,085	461,469
	Viacom, Inc. - Class B	6,690	242,111
			$ 971,254

	PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%
	Amgen, Inc.*	6,020	$ 331,762
	Forest Laboratories, Inc.*	2,725	84,284
	Johnson & Johnson	7,450	461,602
	McKesson Corp.	1,305	80,623
	Pfizer, Inc.	31,135	534,588
			$ 1,492,859

	REAL ESTATE - 0.8%
	Equity Residential (REIT)	2,115	$ 100,610
	Public Storage (REIT)	695	67,443
			$ 168,053

	RETAILING - 8.8%
	Best Buy Co., Inc.	2,935	$ 119,836
	Big Lots, Inc.*	3,070	102,078
	CVS Caremark Corp.	11,155	351,048
	Darden Restaurants, Inc.	1,575	67,379
	Estee Lauder Cos., Inc. (The)	3,385	214,034
	Mattel, Inc.	3,570	83,752
	priceline.com, Inc.*	660	229,904
	Ross Stores, Inc.	2,130	116,341
	Sherwin-Williams Co. (The)	810	60,863
	Starbucks Corp.	8,990	229,964
	TJX Cos., Inc.	2,370	105,773
	Wal-Mart Stores, Inc.	3,805	203,644
			$ 1,884,616

	SOFTWARE & SERVICES - 6.9%
	BMC Software, Inc.*	4,045	$ 163,742
	CA, Inc.	7,340	155,021
	EMC Corp.*	4,375	88,856
	Intel Corp.	5,740	110,380
	Microsoft Corp.	9,380	229,716
	Oracle Corp.	27,365	734,750
			$ 1,482,465

	TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	QUALCOMM, Inc.	4,115	$ 185,669

	TELECOMMUNICATION SERVICES - 3.1%
	AT&T, Inc.	11,625	$ 332,475
	Verizon Communications, Inc.	9,925	323,456
			$ 655,931

	TRANSPORTATION - 0.7%
	CSX Corp.	2,805	$ 155,173

	UTILITIES - 2.3%
	Constellation Energy Group, Inc.	8,825	$ 284,518
	Oneok, Inc.	4,460	200,878
			$ 485,396

TOTAL EQUITY INTERESTS - 101.5% (identified cost, $21,582,420)			$ 21,722,734

	INVESTMENT COMPANIES - 2.0%

	iShares Barclays 1-3 Year Treasury Bond Fund	5,055	$ 426,490

TOTAL INVESTMENT COMPANIES - 2.0% (identified cost, $423,610)			$ 426,490

TOTAL INVESTMENTS - 103.5% (identified cost, $22,006,030)			$ 22,149,224

OTHER ASSETS, LESS LIABILITIES - (3.5)%			(740,113)

NET ASSETS - 100.0%			$ 21,409,111

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

* Non-income producing security.

The Fund did not have any financial instruments outstanding at September 30, 2010.

The cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 1,841,441

	Gross unrealized depreciation		(1,698,247)

	Net unrealized appreciation		$ 143,194

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$ 21,722,734	$ -	$ -	$ 21,722,734
Investment Companies	426,490	-	-	426,490
Total Investments	$ 22,149,224	$ -	$ -	$ 22,149,224

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.

Wright Selected Blue Chip Equities Fund (WSBC)
____________________________
Portfolio of Investments - As of September 30, 2010 (Unaudited)

	Shares	Value

EQUITY INTERESTS - 97.3%

AEROSPACE & DEFENSE - 0.8%
BE Aerospace, Inc.*	4,825	$ 146,246

AUTOMOBILES & COMPONENTS - 1.9%
Advance Auto Parts, Inc.	4,475	$ 262,593
Oshkosh Corp.*	3,390	93,225
		$ 355,818

BANKS - 3.1%
Commerce Bancshares, Inc.	4,845	$ 182,124
First Niagara Financial Group, Inc.	13,275	154,654
SVB Financial Group*	6,085	257,517
		$ 594,295

CAPITAL GOODS - 1.5%
SPX Corp.	4,420	$ 279,698

CHEMICALS - 2.0%
Albemarle Corp.	1,775	$ 83,088
Ashland, Inc.	1,775	86,567
Cytec Industries, Inc.	2,240	126,291
Olin Corp.	4,245	85,579
		$ 381,525

COMMERCIAL SERVICES & SUPPLIES - 1.8%
Global Payments, Inc.	4,360	$ 187,000
Teleflex, Inc.	2,815	159,836
		$ 346,836

CONSUMER PRODUCTS - 0.8%
Mohawk Industries, Inc.*	2,755	$ 146,842

CONSUMER SERVICES - 0.7%
WMS Industries, Inc.*	4,420	$ 168,269

DIVERSIFIED FINANCIALS - 3.1%
Affiliated Managers Group, Inc.*	2,525	$ 196,975
Lender Processing Services, Inc.	2,295	76,263
Raymond James Financial, Inc.	7,462	189,012
SEI Investments Co.	6,370	129,566
		$ 591,816

EDUCATION - 0.3%
ITT Educational Services, Inc.*	860	$ 60,432

ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.8%
Arrow Electronics, Inc.*	7,810	208,761
Avnet, Inc.*	11,195	302,377
Hubbell, Inc. - Class B	4,475	227,106
Pentair, Inc.	4,935	165,964
Rovi Corp.*	1,360	68,558
Synopsys, Inc.*	4,365	108,121
Tech Data Corp.*	2,415	97,325
Vishay Intertechnology, Inc.*	14,700	142,296
Woodward Governor Co.	5,565	180,417
		$ 1,500,925

ENERGY - 5.0%
Cimarex Energy Co.	4,705	$ 311,377
Energen Corp.	6,770	309,524
Helix Energy Solutions Group, Inc.*	7,350	81,879
Oceaneering International, Inc.*	4,935	265,799
		$ 968,579

FOOD, BEVERAGE & TOBACCO - 0.8%
Ralcorp Holdings, Inc.*	2,700	$ 157,896

HEALTH CARE EQUIPMENT & SERVICES - 7.8%
Community Health Systems, Inc.*	2,815	$ 87,181
Health Management Associates, Inc. - Class A*	17,055	130,641
Henry Schein, Inc.*	1,205	70,589
Kinetic Concepts, Inc.*	4,710	172,292
LifePoint Hospitals, Inc.*	6,090	213,515
Lincare Holdings, Inc.*	17,870	448,358
Mednax, Inc.*	1,725	91,943
Service Corp. International	11,205	96,587
STERIS Corp.	2,755	91,521
Universal Health Services, Inc.	2,470	95,984
		$ 1,498,611

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
Church & Dwight Co., Inc.	2,580	$ 167,545
Tupperware Brands Corp.	3,385	154,898
		$ 322,443

INDUSTRIAL - 3.3%
Joy Global, Inc.	4,075	$ 286,554
Timken Co.	5,970	229,009
Valmont Industries, Inc.	1,600	115,840
		$ 631,403

INSURANCE - 7.0%
American Financial Group, Inc.	5,135	$ 157,028
Everest Re Group, Ltd.	1,035	89,496
HCC Insurance Holdings, Inc.	12,455	324,951
Protective Life Corp.	4,415	96,070
Reinsurance Group of America, Inc.	2,580	124,588
StanCorp Financial Group, Inc.	6,260	237,880
W.R. Berkley Corp.	11,252	304,592
		$ 1,334,605

MACHINERY - 2.2%
Bucyrus International, Inc. - Class A	1,600	$ 110,960
Regal-Beloit Corp.	2,880	169,027
Wabtec Corp.	3,100	148,149
		$ 428,136

MATERIALS - 7.9%
Crane Co.	2,985	$ 113,251
Lubrizol Corp.	4,135	438,186
NewMarket Corp.	990	112,543
Packaging Corp. of America	2,465	57,114
Reliance Steel & Aluminum Co.	2,755	114,415
Sonoco Products Co.	4,015	134,262
Steel Dynamics, Inc.	5,635	79,510
Temple-Inland, Inc.	9,305	173,631
Thomas & Betts Corp.*	7,235	296,780
		$ 1,519,692

MEDIA - 0.3%
Harte-Hanks, Inc.	5,800	$ 67,686

OIL & GAS - 2.6%
Newfield Exploration Co.*	5,685	$ 326,546
Southern Union Co.	3,495	84,090
Unit Corp.*	2,300	85,767
		$ 496,403

PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
Endo Pharmaceuticals Holdings, Inc.*	10,155	$ 337,552
Medicis Pharmaceutical Corp. - Class A	5,390	159,814
Perrigo Co.	2,870	184,311
		$ 681,677

REAL ESTATE - 5.4%
Hospitality Properties Trust (REIT)	11,190	$ 249,873
Jones Lang LaSalle, Inc.	4,820	415,821
Rayonier, Inc.	4,420	221,530
UDR, Inc. (REIT)	6,866	145,010
		$ 1,032,234

RETAILING - 11.5%
99 Cents Only Stores*	8,095	$ 152,834
Aeropostale, Inc.*	10,190	236,918
American Eagle Outfitters, Inc.	10,440	156,182
Dick's Sporting Goods, Inc.*	6,775	189,971
Dollar Tree, Inc.*	3,907	190,505
Foot Locker, Inc.	7,345	106,723
Guess?, Inc.	3,045	123,718
LKQ Corp.*	3,555	73,944
PetSmart, Inc.	2,465	86,275
Phillips-Van Heusen Corp.	3,270	196,723
Rent-A-Center, Inc.	5,685	127,230
Ross Stores, Inc.	6,545	357,488
Williams-Sonoma, Inc.	6,375	202,088
		$ 2,200,599

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Lam Research Corp.*	2,755	$ 115,297

SOFTWARE & SERVICES - 7.1%
Acxiom Corp.*	12,460	$ 197,616
Alliance Data Systems Corp.*	1,490	97,237
F5 Networks, Inc.*	3,560	369,564
Factset Research Systems, Inc.	1,490	120,884
Fair Isaac Corp.	3,670	90,502
Ingram Micro, Inc.*	9,240	155,786
Parametric Technology Corp.*	11,315	221,095
ValueClick, Inc.*	8,345	109,153
		$ 1,361,837

TELECOMMUNICATION SERVICES - 2.0%
NeuStar, Inc. - Class A*	8,495	$ 211,186
Syniverse Holdings, Inc.*	7,690	174,332
		$ 385,518

UTILITIES - 4.6%
DPL, Inc.	13,260	$ 346,484
MDU Resources Group, Inc.	14,578	290,831
Oneok, Inc.	5,390	242,766
		$ 880,081

TOTAL EQUITY INTERESTS - 97.3% (identified cost, $15,793,521)		$ 18,655,399

SHORT-TERM INVESTMENTS - 2.5%

Fidelity Government Money Market Fund, 0.05%	483,283	$ 483,283

TOTAL SHORT-TERM INVESTMENTS - 2.5% (identified cost, $483,283)		$ 483,283

TOTAL INVESTMENTS - 99.8% (identified cost, $16,276,804)		$ 19,138,682

OTHER ASSETS, LESS LIABILITIES - 0.2%		41,768

NET ASSETS - 100.0%		$ 19,180,450

REIT - Real Estate Investment Trust

* Non-income producing security.

The Fund did not have any financial instruments outstanding at September 30, 2010.

The cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 3,175,772

	Gross unrealized depreciation		(313,894)

	Net unrealized appreciation		$ 2,861,878

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$ 18,655,399	$ -	$ -	$ 18,655,399
Short-Term Investments	483,283	-	-	483,283
Total Investments	$ 19,138,682	$ -	$ -	$ 19,138,682

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 28, 2010

By:	/s/ Gale L. Bertrand
Gale L. Bertrand
Treasurer

Date:	November 2, 2010